UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Espalier Global Management LLC

Address:  599 Lexington Avenue
          Suite 4110
          New York, New York 10022

13F File Number: 028-14742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wojciech Uzdelewicz
Title:   Managing Principal
Phone:   212-339-7448


Signature, Place and Date of Signing:

 /s/Wojciech Uzdelewicz         New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:   $367,510
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.         Form 13F File Number             Name
---         --------------------             ----

1           028-14745                        Espalier Global Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Espalier Global Management LLC
                                                           March 31, 2012
COLUMN 1                      COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6      COL 7         COLUMN 8

                              TITLE OF                  VALUE      SHRS OR  SH/ PUT/  INVESTMENT    OTHR        VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (x$1,000)  PRN AMT  PRN CALL  DISCRETION    MGRS   SOLE      SHARED    NONE
ADA ES INC                    COM            005208103   8,597      353,635 SH        SHARED-DEFINED  1      353,635
AGILENT TECHNOLOGIES INC      COM            00846U101   9,570      215,000 SH        SHARED-DEFINED  1      215,000
AKAMAI TECHNOLOGIES INC       COM            00971T101   6,132      167,095 SH        SHARED-DEFINED  1      167,095
ALCATEL-LUCENT                SPONSORED ADR  013904305   5,562    2,450,000 SH        SHARED-DEFINED  1    2,450,000
ALTERA CORP                   COM            021441100   3,982      100,000 SH        SHARED-DEFINED  1      100,000
AMERICAN EXPRESS CO           COM            025816109  19,304      333,626 SH        SHARED-DEFINED  1      333,626
AMERISOURCEBERGEN CORP        COM            03073E105   3,966      100,000 SH        SHARED-DEFINED  1      100,000
ASPEN TECHNOLOGY INC          COM            045327103   4,301      209,491 SH        SHARED-DEFINED  1      209,491
AUTOZONE INC                  COM            053332102   2,974        8,000 SH        SHARED-DEFINED  1        8,000
BANK OF NEW YORK MELLON CORP  COM            064058100   6,636      275,000 SH        SHARED-DEFINED  1      275,000
BAZAARVOICE INC               COM            073271108   1,331       67,000 SH        SHARED-DEFINED  1       67,000
COVIDIEN PLC                  SHS            G2554F113   6,234      114,000 SH        SHARED-DEFINED  1      114,000
DELTA AIR LINES INC DEL       COM NEW        247361702   5,106      515,000 SH        SHARED-DEFINED  1      515,000
DISCOVER FINL SVCS            COM            254709108  10,169      305,000 SH        SHARED-DEFINED  1      305,000
DOLLAR GEN CORP NEW           COM            256677105  15,246      330,000 SH        SHARED-DEFINED  1      330,000
E TRADE FINANCIAL CORP        COM NEW        269246401   5,804      530,000 SH        SHARED-DEFINED  1      530,000
EBAY INC                      COM            278642103  16,520      447,700 SH        SHARED-DEFINED  1      447,700
EQUINIX INC                   COM NEW        29444U502   9,053       57,500 SH        SHARED-DEFINED  1       57,500
ERICSSON L M TEL CO           ADR B SEK 10   294821608   3,248      315,000 SH        SHARED-DEFINED  1      315,000
ESTERLINE TECHNOLOGIES CORP   COM            297425100   4,673       65,400 SH        SHARED-DEFINED  1       65,400
FORTINET INC                  COM            34959E109   2,904      105,020 SH        SHARED-DEFINED  1      105,020
FUELCELL ENERGY INC           COM            35952H106   3,913    2,500,000 SH        SHARED-DEFINED  1    2,500,000
FXCM INC                      COM CL A       302693106   4,502      346,600 SH        SHARED-DEFINED  1      346,600
ILLUMINA INC                  COM            452327109   2,631       50,000     CALL  SHARED-DEFINED  1       50,000
INFORMATICA CORP              COM            45666Q102   6,972      131,800 SH        SHARED-DEFINED  1      131,800
KENEXA CORP                   COM            488879107   3,030       97,000 SH        SHARED-DEFINED  1       97,000
KLA-TENCOR CORP               COM            482480100   8,707      160,000 SH        SHARED-DEFINED  1      160,000
L-3 COMMUNICATIONS HLDGS INC  COM            502424104  10,120      143,000 SH        SHARED-DEFINED  1      143,000
LIVEPERSON INC                COM            538146101   2,524      150,481 SH        SHARED-DEFINED  1      150,481
LOWES COS INC                 COM            548661107   3,138      100,000     PUT   SHARED-DEFINED  1      100,000
LSI CORPORATION               COM            502161102   9,519    1,096,610 SH        SHARED-DEFINED  1    1,096,610
MBIA INC                      COM            55262C100   6,860      700,000     CALL  SHARED-DEFINED  1      700,000
MBIA INC                      COM            55262C100   9,359      955,000 SH        SHARED-DEFINED  1      955,000
MICROSOFT CORP                COM            594918104   6,451      200,000 SH        SHARED-DEFINED  1      200,000
NEWS CORP                     CL A           65248E104  18,153      921,000 SH        SHARED-DEFINED  1      921,000
RACKSPACE HOSTING INC         COM            750086100   8,135      140,765 SH        SHARED-DEFINED  1      140,765
RED HAT INC                   COM            756577102   3,593       60,000     CALL  SHARED-DEFINED  1       60,000
RED HAT INC                   COM            756577102   8,468      141,400 SH        SHARED-DEFINED  1      141,400
SALESFORCE COM INC            COM            79466L302  18,232      118,000 SH        SHARED-DEFINED  1      118,000
SARA LEE CORP                 COM            803111103   1,249       58,000     CALL  SHARED-DEFINED  1       58,000
SARA LEE CORP                 COM            803111103   5,515      256,168 SH        SHARED-DEFINED  1      256,168
SCHWAB CHARLES CORP NEW       COM            808513105  12,933      900,000     CALL  SHARED-DEFINED  1      900,000
SCHWAB CHARLES CORP NEW       COM            808513105   8,622      600,000 SH        SHARED-DEFINED  1      600,000
SPDR GOLD TRUST               GOLD SHS       78463V107   3,615       22,300     PUT   SHARED-DEFINED  1       22,300
TD AMERITRADE HLDG CORP       COM            87236Y108   5,608      284,084 SH        SHARED-DEFINED  1      284,084
TERADATA CORP DEL             COM            88076W103   5,452       80,000 SH        SHARED-DEFINED  1       80,000
TIBCO SOFTWARE INC            COM            88632Q103   7,893      258,800     CALL  SHARED-DEFINED  1      258,800
TIBCO SOFTWARE INC            COM            88632Q103   9,341      306,253 SH        SHARED-DEFINED  1      306,253
TIFFANY & CO NEW              COM            886547108   6,913      100,000     PUT   SHARED-DEFINED  1      100,000
TIVO INC                      COM            888706108   5,455      455,000 SH        SHARED-DEFINED  1      455,000
URBAN OUTFITTERS INC          COM            917047102   6,132      210,663 SH        SHARED-DEFINED  1      210,663
XPO LOGISTICS INC             COM            983793100   3,163      188,300 SH        SHARED-DEFINED  1      188,300






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